CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIENCY) - USD ($)	Share capital	Share based compensation Reserves	Equity component of convertible instruments Reserves	Commitment to issue shares	Accumulated other comprehensive income (loss)	Deficit	Total
Beginning Balance at Jan. 31, 2017	$ 12,820,278	$ 602,418			$ (24,196)	$ (13,754,110)	$ (355,610)
Beginning Balance (shares) at Jan. 31, 2017							1,979,695
Shares issued for cash, net	669,140						$ 669,140
Shares issued for cash, net (shares)							3,640,000
Shares issued on settlement of loan	65,192						$ 65,192
Shares issued on settlement of loan (shares)							360,000
Share based compensation		258,896					$ 258,896
Net loss and comprehensive loss for the year					32,048	(599,471)	(567,423)
Ending balance at Jan. 31, 2018	13,554,610	861,314			7,852	(14,353,581)	$ 70,195
Ending Balance (shares) at Jan. 31, 2018							5,979,695
Shares issued on convertible debenture subscription receipts, net	25,479,998		$ (2,958,335)				$ 22,521,663
Shares issued on convertible debenture subscription receipts, net (shares)							36,850,000
Shares issued for cash, net	3,919,162						$ 3,919,162
Shares issued for cash, net (shares)							2,082,000
Share based compensation - broker's warrants		233,275					$ 233,275
Share based compensation - option issuance		2,996,710					2,996,710
Share based compensation - warrant issuance		1,394,883					1,394,883
Shares issued on settlement of loan	83,941						$ 83,941
Shares issued on settlement of loan (shares)							50,000
Shares issued on exercise of warrants	2,953	(840)					$ 2,113
Shares issued on exercise of warrants (shares)							2,750
Shares issued on exercise of options	99,782	(49,791)					$ 49,991
Shares issued on exercise of options (shares)							100,000
Shares issued on purchase of Silver State	8,951,375						$ 8,951,375
Shares issued on purchase of Silver State (shares)							12,500,000
Issuance of share payment note on EFF acquisition				$ 1,877,043			$ 1,877,043
Shares issued on exercise of EFF share payment note	832,162			(832,162)			$ 832,162
Shares issued on exercise of EFF share payment note (shares)							940,810
Equity component of convertible debentures			$ 2,958,335				$ 2,958,335
Net loss and comprehensive loss for the year					(370,903)	(23,601,170)	(23,972,073)
Ending balance at Jan. 31, 2019	$ 52,923,983	$ 5,435,551		$ 1,044,881	$ (363,051)	$ (37,954,751)	$ 21,086,613
Ending Balance (shares) at Jan. 31, 2019							58,505,255